Details of the Movement in Restructuring Provisions Recognised (Detail) (USD $) In Thousands	6 Months Ended
Jun. 30, 2011
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	$ 5,002
Cash payments	(2,586)
P,P&E write-off	(29)
Foreign exchange movement	(9)
Closing provision	2,378
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	3,956
Cash payments	(2,491)
Foreign exchange movement	(1)
Closing provision	1,464
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	1,046
Cash payments	(95)
P,P&E write-off	(29)
Foreign exchange movement	(8)
Closing provision	$ 914